Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Citi Real Estate Funding Inc.

Citigroup Commercial Mortgage Securities Inc.

390 Greenwich Street

New York, NY 10013

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Citi Real Estate Funding Inc. (“CREFI”) and Citigroup Commercial Mortgage Securities Inc. (together with CREFI, the “Company,” as the engaging party), Citigroup Global Markets Inc. and Performance Trust Capital Partners, LLC, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the BOCA Commercial Mortgage Trust 2024-BOCA, Commercial Mortgage Pass-Through Certificates, Series 2024-BOCA securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 1 mortgaged property (the “Mortgaged Property”) which represents the entire population of the Mortgage Loan Asset and Mortgaged Property (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

●	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
●	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
●	The value of the Mortgaged Property securing the Mortgage Loan Asset; and
●	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	1

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

●	The interpretation of Transaction documents included in connection with our procedures;
●	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
●	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

●	The phrase “Closing Date” refers to the date of August 22, 2024.

●	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on July 31, 2024 with certain Collateral attribute calculations adjusted for the Closing Date:

o	2024-BOCA Accounting Tape Final.xlsx (provided on July 31, 2024).
●	The phrase “Specified Attributes” refers to the fields in the Final Data File.

●	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

●	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

●	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

●	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

●	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

●	The phrase “Appraisal Report” refers to a signed or draft appraisal document or exhibit.
●	The phrase “Completion Guaranty” refers to a signed or draft completion guaranty agreement.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	2

●	The phrase “Engineering Report” refers to a draft or signed property condition assessment document or exhibit.
●	The phrase “Environmental Report” refers to a draft or signed phase I and phase II (if applicable) environmental document or exhibit.
●	The phrase “Fee Schedule” refers to the documentation for the administrative fee rate related to the Transaction.
●	The phrase “Interest Rate Cap Term Sheet” refers to an interest rate cap document which discloses the applicable strike rate and termination date of the interest rate cap.
●	The phrase “Loan Agreement” refers to a draft loan agreement and any exhibits or schedules thereof.
●	The phrase “Title Policy” refers to a draft or signed proforma title policy or commitment.
●	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From July 12, 2024 through July 31, 2024, the Company provided us with the Source Documents related to the Collateral for which we:

●	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
●	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
●	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	3

meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

●	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
●	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

New York, NY

July 31, 2024

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	5

BOCA 2024-BOCA	EXHIBIT A
Loan File Review Procedures

Exhibit A – Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
1	Property ID	None - Company Provided	None
2	Property Rank	None - Company Provided	None
3	Property Name	None - Company Provided	None
4	Property Type	Appraisal Report	None
5	Property Sub-Type	Appraisal Report	None
6	Address	Appraisal Report	None
7	City	Appraisal Report	None
8	County	Appraisal Report	None
9	State	Appraisal Report	None
10	Zip	Appraisal Report	None
11	Market	Appraisal Report	None
12	Year Built	Appraisal Report	None
13	Year Renovated	Appraisal Report; Engineering Report	None
14	Flag	Appraisal Report	None
15	Total Units	Underwriting File	None
16	Unit of Measure	None - Company Provided	None
17	Occupancy (%)	Underwriting File	0.10%
18	Occupancy Date	Underwriting File	None
19	Ownership Interest	Title Policy	None
20	Mortgage Loan Closing Date Balance	Loan Agreement	None
21	Mortgage Loan Closing Date Balance per Key	Recalculation	None
22	% of Mortgage Loan Closing Date Balance	Recalculation	None
23	Mortgage Loan Maturity Date Balance	Recalculation	None
24	Individual As-Is Appraised Value Date	Appraisal Report	None
25	Individual As-Is Appraised Value	Appraisal Report	None
26	Individual As-Is Appraised Value per Key	Recalculation	None
27	Individual As-Complete Appraised Value Date	Appraisal Report	None
28	Individual As-Complete Appraised Value	Appraisal Report	None
29	Individual As-Complete Appraised Value per Key	Recalculation	None
30	Individual As-Stabilized Appraised Value Date	Appraisal Report	None
31	Individual As-Stabilized Appraised Value	Appraisal Report	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	6

BOCA 2024-BOCA	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
32	Individual As-Stabilized Appraised Value per Key	Recalculation	None
33	Engineering Report Provider	Engineering Report	None
34	Engineering Report Date	Engineering Report	None
35	Environmental Report Provider	Environmental Report	None
36	Environmental Report Date	Environmental Report	None
37	Phase II Recommended?	Environmental Report	None
38	Seismic Zone	Engineering Report	None
39	PML %	Not Applicable*	None
40	Origination Date	None - Company Provided	None
41	Assumed One-month Term SOFR	None - Company Provided	None
42	Assumed Mortgage Loan Spread	None - Company Provided	None
43	Term SOFR Cap	Interest Rate Cap Term Sheet	None
44	Mortgage Loan Interest Rate at Term SOFR Cap	Recalculation	None
45	Term SOFR Lookback days	Loan Agreement	None
46	Term SOFR Cap Expiration Date	Interest Rate Cap Term Sheet	None
47	Interest Calculation (30/360 / Actual/360)	Loan Agreement	None
48	Amort Type	Loan Agreement	None
49	Monthly Mortgage Loan Debt Service Payment	Recalculation	None
50	Annual Mortgage Loan Debt Service Payment	Recalculation	None
51	Monthly Mortgage Loan Debt Service Payment at Term SOFR Cap	Recalculation	None
52	Annual Mortgage Loan Debt Service Payment at Term SOFR Cap	Recalculation	None
53	Grace Period	Loan Agreement	None
54	First Loan Payment Date	Loan Agreement	None
55	Seasoning	Recalculation	None
56	Original Term to Maturity (Months)	Recalculation	None
57	Remaining Term to Maturity (Months)	Recalculation	None
58	Original Amortization Term (Months)	Not Applicable*	None
59	Remaining Amortization Term (Months)	Not Applicable*	None
60	Original IO Term (Months)	Recalculation	None
61	Remaining IO Term (Months)	Recalculation	None
62	Initial Maturity Date	Loan Agreement	None
63	Floating Rate Component Extensions	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	7

BOCA 2024-BOCA	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
64	Fully Extended Maturity Date	Loan Agreement	None
65	Lockbox	Loan Agreement	None
66	Cash Management Type	Loan Agreement	None
67	Cash Management Trigger	Loan Agreement	None
68	Administrative Fee Rate (%)	Fee Schedule	None
69	Prepayment Provision	Loan Agreement	None
70	Partial Release Allowed?	Loan Agreement	None
71	Partial Release Description	Loan Agreement	None
72	Mortgage Loan Closing Date LTV (Individual As-is Values)	Recalculation	None
73	Mortgage Loan Balloon LTV (Individual As-is Values)	Recalculation	None
74	Mortgage Loan Closing Date LTV (Individual As-Complete Values)	Recalculation	None
75	Mortgage Loan Balloon LTV (Individual As-Complete Values)	Recalculation	None
76	Mortgage Loan Closing Date LTV (Individual As-Stabilized Values)	Recalculation	None
77	Mortgage Loan Balloon LTV (Individual As-Stabilized Values)	Recalculation	None
78	Mortgage Loan UW NOI Debt Yield	Recalculation	None
79	Mortgage Loan UW NCF Debt Yield	Recalculation	None
80	Mortgage Loan UW NOI DSCR	Recalculation	None
81	Mortgage Loan UW NCF DSCR	Recalculation	None
82	Mortgage Loan UW NOI DSCR at Term SOFR Cap	Recalculation	None
83	Mortgage Loan UW NCF DSCR at Term SOFR Cap	Recalculation	None
84	Initial Tax Escrow	Loan Agreement	None
85	Ongoing Tax Escrow Monthly	Loan Agreement	None
86	Tax Escrow Springing Conditions	Loan Agreement	None
87	Initial Insurance Escrow	Loan Agreement	None
88	Ongoing Insurance Escrow Monthly	Loan Agreement	None
89	Insurance Escrow Springing Conditions	Loan Agreement	None
90	Initial Immediate Repairs Escrow	Loan Agreement	None
91	Initial FF&E Escrow	Loan Agreement	None
92	Ongoing FF&E Escrow Monthly	Loan Agreement	None
93	FF&E Escrow Springing Conditions	Loan Agreement	None
94	Initial Other Escrow	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	8

BOCA 2024-BOCA	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
95	Ongoing Other Escrow Monthly	Loan Agreement	None
96	Ongoing Other Escrow Springing Condition	Loan Agreement; Completion Guaranty	None
97	Other Escrow Description	Loan Agreement	None
98	Available Room Nights 2016	Underwriting File	$1.00
99	Available Room Nights 2017	Underwriting File	$1.00
100	Available Room Nights 2018	Underwriting File	$1.00
101	Available Room Nights 2019	Underwriting File	$1.00
102	Available Room Nights 2020	Underwriting File	$1.00
103	Available Room Nights 2021	Underwriting File	$1.00
104	Available Room Nights 2022	Underwriting File	$1.00
105	Available Room Nights 2023	Underwriting File	$1.00
106	Available Room Nights May 2024 TTM	Underwriting File	$1.00
107	Available Room Nights Borrower 2024 Reforecast	Underwriting File	$1.00
108	Available Room Nights UW	Underwriting File	$1.00
109	Occupied Room Nights 2016	Underwriting File	$1.00
110	Occupied Room Nights 2017	Underwriting File	$1.00
111	Occupied Room Nights 2018	Underwriting File	$1.00
112	Occupied Room Nights 2019	Underwriting File	$1.00
113	Occupied Room Nights 2020	Underwriting File	$1.00
114	Occupied Room Nights 2021	Underwriting File	$1.00
115	Occupied Room Nights 2022	Underwriting File	$1.00
116	Occupied Room Nights 2023	Underwriting File	$1.00
117	Occupied Room Nights May 2024 TTM	Underwriting File	$1.00
118	Occupied Room Nights Borrower 2024 Reforecast	Underwriting File	$1.00
119	Occupied Room Nights UW	Underwriting File	$1.00
120	Occupancy 2016	Underwriting File	0.10%
121	Occupancy 2017	Underwriting File	0.10%
122	Occupancy 2018	Underwriting File	0.10%
123	Occupancy 2019	Underwriting File	0.10%
124	Occupancy 2020	Underwriting File	0.10%
125	Occupancy 2021	Underwriting File	0.10%
126	Occupancy 2022	Underwriting File	0.10%
127	Occupancy 2023	Underwriting File	0.10%
128	Occupancy May 2024 TTM	Underwriting File	0.10%
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	9

BOCA 2024-BOCA	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
129	Occupancy Borrower 2024 Reforecast	Underwriting File	0.10%
130	Occupancy UW	Underwriting File	0.10%
131	ADR 2016	Underwriting File	$1.00
132	ADR 2017	Underwriting File	$1.00
133	ADR 2018	Underwriting File	$1.00
134	ADR 2019	Underwriting File	$1.00
135	ADR 2020	Underwriting File	$1.00
136	ADR 2021	Underwriting File	$1.00
137	ADR 2022	Underwriting File	$1.00
138	ADR 2023	Underwriting File	$1.00
139	ADR May 2024 TTM	Underwriting File	$1.00
140	ADR Borrower 2024 Reforecast	Underwriting File	$1.00
141	ADR UW	Underwriting File	$1.00
142	RevPAR 2016	Underwriting File	$1.00
143	RevPAR 2017	Underwriting File	$1.00
144	RevPAR 2018	Underwriting File	$1.00
145	RevPAR 2019	Underwriting File	$1.00
146	RevPAR 2020	Underwriting File	$1.00
147	RevPAR 2021	Underwriting File	$1.00
148	RevPAR 2022	Underwriting File	$1.00
149	RevPAR 2023	Underwriting File	$1.00
150	RevPAR May 2024 TTM	Underwriting File	$1.00
151	RevPAR Borrower 2024 Reforecast	Underwriting File	$1.00
152	RevPAR UW	Underwriting File	$1.00
153	Room Revenue 2016	Underwriting File	$1.00
154	Room Revenue 2017	Underwriting File	$1.00
155	Room Revenue 2018	Underwriting File	$1.00
156	Room Revenue 2019	Underwriting File	$1.00
157	Room Revenue 2020	Underwriting File	$1.00
158	Room Revenue 2021	Underwriting File	$1.00
159	Room Revenue 2022	Underwriting File	$1.00
160	Room Revenue 2023	Underwriting File	$1.00
161	Room Revenue May 2024 TTM	Underwriting File	$1.00
162	Room Revenue Borrower 2024 Reforecast	Underwriting File	$1.00
163	Room Revenue UW	Underwriting File	$1.00
164	Food and Beverage Revenue 2016	Underwriting File	$1.00
165	Food and Beverage Revenue 2017	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	10

BOCA 2024-BOCA	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
166	Food and Beverage Revenue 2018	Underwriting File	$1.00
167	Food and Beverage Revenue 2019	Underwriting File	$1.00
168	Food and Beverage Revenue 2020	Underwriting File	$1.00
169	Food and Beverage Revenue 2021	Underwriting File	$1.00
170	Food and Beverage Revenue 2022	Underwriting File	$1.00
171	Food and Beverage Revenue 2023	Underwriting File	$1.00
172	Food and Beverage Revenue May 2024 TTM	Underwriting File	$1.00
173	Food and Beverage Revenue Borrower 2024 Reforecast	Underwriting File	$1.00
174	Food and Beverage Revenue UW	Underwriting File	$1.00
175	Membership Revenue 2016	Underwriting File	$1.00
176	Membership Revenue 2017	Underwriting File	$1.00
177	Membership Revenue 2018	Underwriting File	$1.00
178	Membership Revenue 2019	Underwriting File	$1.00
179	Membership Revenue 2020	Underwriting File	$1.00
180	Membership Revenue 2021	Underwriting File	$1.00
181	Membership Revenue 2022	Underwriting File	$1.00
182	Membership Revenue 2023	Underwriting File	$1.00
183	Membership Revenue May 2024 TTM	Underwriting File	$1.00
184	Membership Revenue Borrower 2024 Reforecast	Underwriting File	$1.00
185	Membership Revenue UW	Underwriting File	$1.00
186	Parking Revenues 2016	Underwriting File	$1.00
187	Parking Revenues 2017	Underwriting File	$1.00
188	Parking Revenues 2018	Underwriting File	$1.00
189	Parking Revenues 2019	Underwriting File	$1.00
190	Parking Revenues 2020	Underwriting File	$1.00
191	Parking Revenues 2021	Underwriting File	$1.00
192	Parking Revenues 2022	Underwriting File	$1.00
193	Parking Revenues 2023	Underwriting File	$1.00
194	Parking Revenues May 2024 TTM	Underwriting File	$1.00
195	Parking Revenues Borrower 2024 Reforecast	Underwriting File	$1.00
196	Parking Revenues UW	Underwriting File	$1.00
197	Golf Revenues 2016	Underwriting File	$1.00
198	Golf Revenues 2017	Underwriting File	$1.00
199	Golf Revenues 2018	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	11

BOCA 2024-BOCA	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
200	Golf Revenues 2019	Underwriting File	$1.00
201	Golf Revenues 2020	Underwriting File	$1.00
202	Golf Revenues 2021	Underwriting File	$1.00
203	Golf Revenues 2022	Underwriting File	$1.00
204	Golf Revenues 2023	Underwriting File	$1.00
205	Golf Revenues May 2024 TTM	Underwriting File	$1.00
206	Golf Revenues Borrower 2024 Reforecast	Underwriting File	$1.00
207	Golf Revenues UW	Underwriting File	$1.00
208	Tennis Revenues 2016	Underwriting File	$1.00
209	Tennis Revenues 2017	Underwriting File	$1.00
210	Tennis Revenues 2018	Underwriting File	$1.00
211	Tennis Revenues 2019	Underwriting File	$1.00
212	Tennis Revenues 2020	Underwriting File	$1.00
213	Tennis Revenues 2021	Underwriting File	$1.00
214	Tennis Revenues 2022	Underwriting File	$1.00
215	Tennis Revenues 2023	Underwriting File	$1.00
216	Tennis Revenues May 2024 TTM	Underwriting File	$1.00
217	Tennis Revenues Borrower 2024 Reforecast	Underwriting File	$1.00
218	Tennis Revenues UW	Underwriting File	$1.00
219	Beach/Recreation Revenues 2016	Underwriting File	$1.00
220	Beach/Recreation Revenues 2017	Underwriting File	$1.00
221	Beach/Recreation Revenues 2018	Underwriting File	$1.00
222	Beach/Recreation Revenues 2019	Underwriting File	$1.00
223	Beach/Recreation Revenues 2020	Underwriting File	$1.00
224	Beach/Recreation Revenues 2021	Underwriting File	$1.00
225	Beach/Recreation Revenues 2022	Underwriting File	$1.00
226	Beach/Recreation Revenues 2023	Underwriting File	$1.00
227	Beach/Recreation Revenues May 2024 TTM	Underwriting File	$1.00
228	Beach/Recreation Revenues Borrower 2024 Reforecast	Underwriting File	$1.00
229	Beach/Recreation Revenues UW	Underwriting File	$1.00
230	Spa & Fitness Revenues 2016	Underwriting File	$1.00
231	Spa & Fitness Revenues 2017	Underwriting File	$1.00
232	Spa & Fitness Revenues 2018	Underwriting File	$1.00
233	Spa & Fitness Revenues 2019	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	12

BOCA 2024-BOCA	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
234	Spa & Fitness Revenues 2020	Underwriting File	$1.00
235	Spa & Fitness Revenues 2021	Underwriting File	$1.00
236	Spa & Fitness Revenues 2022	Underwriting File	$1.00
237	Spa & Fitness Revenues 2023	Underwriting File	$1.00
238	Spa & Fitness Revenues May 2024 TTM	Underwriting File	$1.00
239	Spa & Fitness Revenues Borrower 2024 Reforecast	Underwriting File	$1.00
240	Spa & Fitness Revenues UW	Underwriting File	$1.00
241	Marina Revenue 2016	Underwriting File	$1.00
242	Marina Revenue 2017	Underwriting File	$1.00
243	Marina Revenue 2018	Underwriting File	$1.00
244	Marina Revenue 2019	Underwriting File	$1.00
245	Marina Revenue 2020	Underwriting File	$1.00
246	Marina Revenue 2021	Underwriting File	$1.00
247	Marina Revenue 2022	Underwriting File	$1.00
248	Marina Revenue 2023	Underwriting File	$1.00
249	Marina Revenue May 2024 TTM	Underwriting File	$1.00
250	Marina Revenue Borrower 2024 Reforecast	Underwriting File	$1.00
251	Marina Revenue UW	Underwriting File	$1.00
252	Retail Revenue 2016	Underwriting File	$1.00
253	Retail Revenue 2017	Underwriting File	$1.00
254	Retail Revenue 2018	Underwriting File	$1.00
255	Retail Revenue 2019	Underwriting File	$1.00
256	Retail Revenue 2020	Underwriting File	$1.00
257	Retail Revenue 2021	Underwriting File	$1.00
258	Retail Revenue 2022	Underwriting File	$1.00
259	Retail Revenue 2023	Underwriting File	$1.00
260	Retail Revenue May 2024 TTM	Underwriting File	$1.00
261	Retail Revenue Borrower 2024 Reforecast	Underwriting File	$1.00
262	Retail Revenue UW	Underwriting File	$1.00
263	Boca by Design Revenue 2016	Underwriting File	$1.00
264	Boca by Design Revenue 2017	Underwriting File	$1.00
265	Boca by Design Revenue 2018	Underwriting File	$1.00
266	Boca by Design Revenue 2019	Underwriting File	$1.00
267	Boca by Design Revenue 2020	Underwriting File	$1.00
268	Boca by Design Revenue 2021	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	13

BOCA 2024-BOCA	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
269	Boca by Design Revenue 2022	Underwriting File	$1.00
270	Boca by Design Revenue 2023	Underwriting File	$1.00
271	Boca by Design Revenue May 2024 TTM	Underwriting File	$1.00
272	Boca by Design Revenue Borrower 2024 Reforecast	Underwriting File	$1.00
273	Boca by Design Revenue UW	Underwriting File	$1.00
274	Resort Fee Revenue 2016	Underwriting File	$1.00
275	Resort Fee Revenue 2017	Underwriting File	$1.00
276	Resort Fee Revenue 2018	Underwriting File	$1.00
277	Resort Fee Revenue 2019	Underwriting File	$1.00
278	Resort Fee Revenue 2020	Underwriting File	$1.00
279	Resort Fee Revenue 2021	Underwriting File	$1.00
280	Resort Fee Revenue 2022	Underwriting File	$1.00
281	Resort Fee Revenue 2023	Underwriting File	$1.00
282	Resort Fee Revenue May 2024 TTM	Underwriting File	$1.00
283	Resort Fee Revenue Borrower 2024 Reforecast	Underwriting File	$1.00
284	Resort Fee Revenue UW	Underwriting File	$1.00
285	Cancellation & Attrition Fees 2016	Underwriting File	$1.00
286	Cancellation & Attrition Fees 2017	Underwriting File	$1.00
287	Cancellation & Attrition Fees 2018	Underwriting File	$1.00
288	Cancellation & Attrition Fees 2019	Underwriting File	$1.00
289	Cancellation & Attrition Fees 2020	Underwriting File	$1.00
290	Cancellation & Attrition Fees 2021	Underwriting File	$1.00
291	Cancellation & Attrition Fees 2022	Underwriting File	$1.00
292	Cancellation & Attrition Fees 2023	Underwriting File	$1.00
293	Cancellation & Attrition Fees May 2024 TTM	Underwriting File	$1.00
294	Cancellation & Attrition Fees Borrower 2024 Reforecast	Underwriting File	$1.00
295	Cancellation & Attrition Fees UW	Underwriting File	$1.00
296	Rents and Other Income 2016	Underwriting File	$1.00
297	Rents and Other Income 2017	Underwriting File	$1.00
298	Rents and Other Income 2018	Underwriting File	$1.00
299	Rents and Other Income 2019	Underwriting File	$1.00
300	Rents and Other Income 2020	Underwriting File	$1.00
301	Rents and Other Income 2021	Underwriting File	$1.00
302	Rents and Other Income 2022	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	14

BOCA 2024-BOCA	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
303	Rents and Other Income 2023	Underwriting File	$1.00
304	Rents and Other Income May 2024 TTM	Underwriting File	$1.00
305	Rents and Other Income Borrower 2024 Reforecast	Underwriting File	$1.00
306	Rents and Other Income UW	Underwriting File	$1.00
307	Total Revenue 2016	Underwriting File	$1.00
308	Total Revenue 2017	Underwriting File	$1.00
309	Total Revenue 2018	Underwriting File	$1.00
310	Total Revenue 2019	Underwriting File	$1.00
311	Total Revenue 2020	Underwriting File	$1.00
312	Total Revenue 2021	Underwriting File	$1.00
313	Total Revenue 2022	Underwriting File	$1.00
314	Total Revenue 2023	Underwriting File	$1.00
315	Total Revenue May 2024 TTM	Underwriting File	$1.00
316	Total Revenue Borrower 2024 Reforecast	Underwriting File	$1.00
317	Total Revenue UW	Underwriting File	$1.00
318	Rooms Expense 2016	Underwriting File	$1.00
319	Rooms Expense 2017	Underwriting File	$1.00
320	Rooms Expense 2018	Underwriting File	$1.00
321	Rooms Expense 2019	Underwriting File	$1.00
322	Rooms Expense 2020	Underwriting File	$1.00
323	Rooms Expense 2021	Underwriting File	$1.00
324	Rooms Expense 2022	Underwriting File	$1.00
325	Rooms Expense 2023	Underwriting File	$1.00
326	Rooms Expense May 2024 TTM	Underwriting File	$1.00
327	Rooms Expense Borrower 2024 Reforecast	Underwriting File	$1.00
328	Rooms Expense UW	Underwriting File	$1.00
329	Food and Beverage Expense 2016	Underwriting File	$1.00
330	Food and Beverage Expense 2017	Underwriting File	$1.00
331	Food and Beverage Expense 2018	Underwriting File	$1.00
332	Food and Beverage Expense 2019	Underwriting File	$1.00
333	Food and Beverage Expense 2020	Underwriting File	$1.00
334	Food and Beverage Expense 2021	Underwriting File	$1.00
335	Food and Beverage Expense 2022	Underwriting File	$1.00
336	Food and Beverage Expense 2023	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	15

BOCA 2024-BOCA	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
337	Food and Beverage Expense May 2024 TTM	Underwriting File	$1.00
338	Food and Beverage Expense Borrower 2024 Reforecast	Underwriting File	$1.00
339	Food and Beverage Expense UW	Underwriting File	$1.00
340	Membership Expense 2016	Underwriting File	$1.00
341	Membership Expense 2017	Underwriting File	$1.00
342	Membership Expense 2018	Underwriting File	$1.00
343	Membership Expense 2019	Underwriting File	$1.00
344	Membership Expense 2020	Underwriting File	$1.00
345	Membership Expense 2021	Underwriting File	$1.00
346	Membership Expense 2022	Underwriting File	$1.00
347	Membership Expense 2023	Underwriting File	$1.00
348	Membership Expense May 2024 TTM	Underwriting File	$1.00
349	Membership Expense Borrower 2024 Reforecast	Underwriting File	$1.00
350	Membership Expense UW	Underwriting File	$1.00
351	Parking Expense 2016	Underwriting File	$1.00
352	Parking Expense 2017	Underwriting File	$1.00
353	Parking Expense 2018	Underwriting File	$1.00
354	Parking Expense 2019	Underwriting File	$1.00
355	Parking Expense 2020	Underwriting File	$1.00
356	Parking Expense 2021	Underwriting File	$1.00
357	Parking Expense 2022	Underwriting File	$1.00
358	Parking Expense 2023	Underwriting File	$1.00
359	Parking Expense May 2024 TTM	Underwriting File	$1.00
360	Parking Expense Borrower 2024 Reforecast	Underwriting File	$1.00
361	Parking Expense UW	Underwriting File	$1.00
362	Golf Expense 2016	Underwriting File	$1.00
363	Golf Expense 2017	Underwriting File	$1.00
364	Golf Expense 2018	Underwriting File	$1.00
365	Golf Expense 2019	Underwriting File	$1.00
366	Golf Expense 2020	Underwriting File	$1.00
367	Golf Expense 2021	Underwriting File	$1.00
368	Golf Expense 2022	Underwriting File	$1.00
369	Golf Expense 2023	Underwriting File	$1.00
370	Golf Expense May 2024 TTM	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	16

BOCA 2024-BOCA	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
371	Golf Expense Borrower 2024 Reforecast	Underwriting File	$1.00
372	Golf Expense UW	Underwriting File	$1.00
373	Tennis Expense 2016	Underwriting File	$1.00
374	Tennis Expense 2017	Underwriting File	$1.00
375	Tennis Expense 2018	Underwriting File	$1.00
376	Tennis Expense 2019	Underwriting File	$1.00
377	Tennis Expense 2020	Underwriting File	$1.00
378	Tennis Expense 2021	Underwriting File	$1.00
379	Tennis Expense 2022	Underwriting File	$1.00
380	Tennis Expense 2023	Underwriting File	$1.00
381	Tennis Expense May 2024 TTM	Underwriting File	$1.00
382	Tennis Expense Borrower 2024 Reforecast	Underwriting File	$1.00
383	Tennis Expense UW	Underwriting File	$1.00
384	Beach/Recreation Expense 2016	Underwriting File	$1.00
385	Beach/Recreation Expense 2017	Underwriting File	$1.00
386	Beach/Recreation Expense 2018	Underwriting File	$1.00
387	Beach/Recreation Expense 2019	Underwriting File	$1.00
388	Beach/Recreation Expense 2020	Underwriting File	$1.00
389	Beach/Recreation Expense 2021	Underwriting File	$1.00
390	Beach/Recreation Expense 2022	Underwriting File	$1.00
391	Beach/Recreation Expense 2023	Underwriting File	$1.00
392	Beach/Recreation Expense May 2024 TTM	Underwriting File	$1.00
393	Beach/Recreation Expense Borrower 2024 Reforecast	Underwriting File	$1.00
394	Beach/Recreation Expense UW	Underwriting File	$1.00
395	Spa & Fitness Expense 2016	Underwriting File	$1.00
396	Spa & Fitness Expense 2017	Underwriting File	$1.00
397	Spa & Fitness Expense 2018	Underwriting File	$1.00
398	Spa & Fitness Expense 2019	Underwriting File	$1.00
399	Spa & Fitness Expense 2020	Underwriting File	$1.00
400	Spa & Fitness Expense 2021	Underwriting File	$1.00
401	Spa & Fitness Expense 2022	Underwriting File	$1.00
402	Spa & Fitness Expense 2023	Underwriting File	$1.00
403	Spa & Fitness Expense May 2024 TTM	Underwriting File	$1.00
404	Spa & Fitness Expense Borrower 2024 Reforecast	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	17

BOCA 2024-BOCA	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
405	Spa & Fitness Expense UW	Underwriting File	$1.00
406	Marina Expense 2016	Underwriting File	$1.00
407	Marina Expense 2017	Underwriting File	$1.00
408	Marina Expense 2018	Underwriting File	$1.00
409	Marina Expense 2019	Underwriting File	$1.00
410	Marina Expense 2020	Underwriting File	$1.00
411	Marina Expense 2021	Underwriting File	$1.00
412	Marina Expense 2022	Underwriting File	$1.00
413	Marina Expense 2023	Underwriting File	$1.00
414	Marina Expense May 2024 TTM	Underwriting File	$1.00
415	Marina Expense Borrower 2024 Reforecast	Underwriting File	$1.00
416	Marina Expense UW	Underwriting File	$1.00
417	Retail Expense 2016	Underwriting File	$1.00
418	Retail Expense 2017	Underwriting File	$1.00
419	Retail Expense 2018	Underwriting File	$1.00
420	Retail Expense 2019	Underwriting File	$1.00
421	Retail Expense 2020	Underwriting File	$1.00
422	Retail Expense 2021	Underwriting File	$1.00
423	Retail Expense 2022	Underwriting File	$1.00
424	Retail Expense 2023	Underwriting File	$1.00
425	Retail Expense May 2024 TTM	Underwriting File	$1.00
426	Retail Expense Borrower 2024 Reforecast	Underwriting File	$1.00
427	Retail Expense UW	Underwriting File	$1.00
428	Boca by Design Expense 2016	Underwriting File	$1.00
429	Boca by Design Expense 2017	Underwriting File	$1.00
430	Boca by Design Expense 2018	Underwriting File	$1.00
431	Boca by Design Expense 2019	Underwriting File	$1.00
432	Boca by Design Expense 2020	Underwriting File	$1.00
433	Boca by Design Expense 2021	Underwriting File	$1.00
434	Boca by Design Expense 2022	Underwriting File	$1.00
435	Boca by Design Expense 2023	Underwriting File	$1.00
436	Boca by Design Expense May 2024 TTM	Underwriting File	$1.00
437	Boca by Design Expense Borrower 2024 Reforecast	Underwriting File	$1.00
438	Boca by Design Expense UW	Underwriting File	$1.00
439	Rents and Other Expense 2016	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	18

BOCA 2024-BOCA	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
440	Rents and Other Expense 2017	Underwriting File	$1.00
441	Rents and Other Expense 2018	Underwriting File	$1.00
442	Rents and Other Expense 2019	Underwriting File	$1.00
443	Rents and Other Expense 2020	Underwriting File	$1.00
444	Rents and Other Expense 2021	Underwriting File	$1.00
445	Rents and Other Expense 2022	Underwriting File	$1.00
446	Rents and Other Expense 2023	Underwriting File	$1.00
447	Rents and Other Expense May 2024 TTM	Underwriting File	$1.00
448	Rents and Other Expense Borrower 2024 Reforecast	Underwriting File	$1.00
449	Rents and Other Expense UW	Underwriting File	$1.00
450	Total Variable Expenses 2016	Underwriting File	$1.00
451	Total Variable Expenses 2017	Underwriting File	$1.00
452	Total Variable Expenses 2018	Underwriting File	$1.00
453	Total Variable Expenses 2019	Underwriting File	$1.00
454	Total Variable Expenses 2020	Underwriting File	$1.00
455	Total Variable Expenses 2021	Underwriting File	$1.00
456	Total Variable Expenses 2022	Underwriting File	$1.00
457	Total Variable Expenses 2023	Underwriting File	$1.00
458	Total Variable Expenses May 2024 TTM	Underwriting File	$1.00
459	Total Variable Expenses Borrower 2024 Reforecast	Underwriting File	$1.00
460	Total Variable Expenses UW	Underwriting File	$1.00
461	Total Departmental Profit 2016	Underwriting File	$1.00
462	Total Departmental Profit 2017	Underwriting File	$1.00
463	Total Departmental Profit 2018	Underwriting File	$1.00
464	Total Departmental Profit 2019	Underwriting File	$1.00
465	Total Departmental Profit 2020	Underwriting File	$1.00
466	Total Departmental Profit 2021	Underwriting File	$1.00
467	Total Departmental Profit 2022	Underwriting File	$1.00
468	Total Departmental Profit 2023	Underwriting File	$1.00
469	Total Departmental Profit May 2024 TTM	Underwriting File	$1.00
470	Total Departmental Profit Borrower 2024 Reforecast	Underwriting File	$1.00
471	Total Departmental Profit UW	Underwriting File	$1.00
472	General and Administrative 2016	Underwriting File	$1.00
473	General and Administrative 2017	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	19

BOCA 2024-BOCA	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
474	General and Administrative 2018	Underwriting File	$1.00
475	General and Administrative 2019	Underwriting File	$1.00
476	General and Administrative 2020	Underwriting File	$1.00
477	General and Administrative 2021	Underwriting File	$1.00
478	General and Administrative 2022	Underwriting File	$1.00
479	General and Administrative 2023	Underwriting File	$1.00
480	General and Administrative May 2024 TTM	Underwriting File	$1.00
481	General and Administrative Borrower 2024 Reforecast	Underwriting File	$1.00
482	General and Administrative UW	Underwriting File	$1.00
483	Information & Telecom Systems 2016	Underwriting File	$1.00
484	Information & Telecom Systems 2017	Underwriting File	$1.00
485	Information & Telecom Systems 2018	Underwriting File	$1.00
486	Information & Telecom Systems 2019	Underwriting File	$1.00
487	Information & Telecom Systems 2020	Underwriting File	$1.00
488	Information & Telecom Systems 2021	Underwriting File	$1.00
489	Information & Telecom Systems 2022	Underwriting File	$1.00
490	Information & Telecom Systems 2023	Underwriting File	$1.00
491	Information & Telecom Systems May 2024 TTM	Underwriting File	$1.00
492	Information & Telecom Systems Borrower 2024 Reforecast	Underwriting File	$1.00
493	Information & Telecom Systems UW	Underwriting File	$1.00
494	Sales and Marketing 2016	Underwriting File	$1.00
495	Sales and Marketing 2017	Underwriting File	$1.00
496	Sales and Marketing 2018	Underwriting File	$1.00
497	Sales and Marketing 2019	Underwriting File	$1.00
498	Sales and Marketing 2020	Underwriting File	$1.00
499	Sales and Marketing 2021	Underwriting File	$1.00
500	Sales and Marketing 2022	Underwriting File	$1.00
501	Sales and Marketing 2023	Underwriting File	$1.00
502	Sales and Marketing May 2024 TTM	Underwriting File	$1.00
503	Sales and Marketing Borrower 2024 Reforecast	Underwriting File	$1.00
504	Sales and Marketing UW	Underwriting File	$1.00
505	Repairs and Maintenance 2016	Underwriting File	$1.00
506	Repairs and Maintenance 2017	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	20

BOCA 2024-BOCA	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
507	Repairs and Maintenance 2018	Underwriting File	$1.00
508	Repairs and Maintenance 2019	Underwriting File	$1.00
509	Repairs and Maintenance 2020	Underwriting File	$1.00
510	Repairs and Maintenance 2021	Underwriting File	$1.00
511	Repairs and Maintenance 2022	Underwriting File	$1.00
512	Repairs and Maintenance 2023	Underwriting File	$1.00
513	Repairs and Maintenance May 2024 TTM	Underwriting File	$1.00
514	Repairs and Maintenance Borrower 2024 Reforecast	Underwriting File	$1.00
515	Repairs and Maintenance UW	Underwriting File	$1.00
516	Utilities 2016	Underwriting File	$1.00
517	Utilities 2017	Underwriting File	$1.00
518	Utilities 2018	Underwriting File	$1.00
519	Utilities 2019	Underwriting File	$1.00
520	Utilities 2020	Underwriting File	$1.00
521	Utilities 2021	Underwriting File	$1.00
522	Utilities 2022	Underwriting File	$1.00
523	Utilities 2023	Underwriting File	$1.00
524	Utilities May 2024 TTM	Underwriting File	$1.00
525	Utilities Borrower 2024 Reforecast	Underwriting File	$1.00
526	Utilities UW	Underwriting File	$1.00
527	Total Undistributed Expenses 2016	Underwriting File	$1.00
528	Total Undistributed Expenses 2017	Underwriting File	$1.00
529	Total Undistributed Expenses 2018	Underwriting File	$1.00
530	Total Undistributed Expenses 2019	Underwriting File	$1.00
531	Total Undistributed Expenses 2020	Underwriting File	$1.00
532	Total Undistributed Expenses 2021	Underwriting File	$1.00
533	Total Undistributed Expenses 2022	Underwriting File	$1.00
534	Total Undistributed Expenses 2023	Underwriting File	$1.00
535	Total Undistributed Expenses May 2024 TTM	Underwriting File	$1.00
536	Total Undistributed Expenses Borrower 2024 Reforecast	Underwriting File	$1.00
537	Total Undistributed Expenses UW	Underwriting File	$1.00
538	Gross Operating Profit 2016	Underwriting File	$1.00
539	Gross Operating Profit 2017	Underwriting File	$1.00
540	Gross Operating Profit 2018	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	21

BOCA 2024-BOCA	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
541	Gross Operating Profit 2019	Underwriting File	$1.00
542	Gross Operating Profit 2020	Underwriting File	$1.00
543	Gross Operating Profit 2021	Underwriting File	$1.00
544	Gross Operating Profit 2022	Underwriting File	$1.00
545	Gross Operating Profit 2023	Underwriting File	$1.00
546	Gross Operating Profit May 2024 TTM	Underwriting File	$1.00
547	Gross Operating Profit Borrower 2024 Reforecast	Underwriting File	$1.00
548	Gross Operating Profit UW	Underwriting File	$1.00
549	Base Management Fee 2016	Underwriting File	$1.00
550	Base Management Fee 2017	Underwriting File	$1.00
551	Base Management Fee 2018	Underwriting File	$1.00
552	Base Management Fee 2019	Underwriting File	$1.00
553	Base Management Fee 2020	Underwriting File	$1.00
554	Base Management Fee 2021	Underwriting File	$1.00
555	Base Management Fee 2022	Underwriting File	$1.00
556	Base Management Fee 2023	Underwriting File	$1.00
557	Base Management Fee May 2024 TTM	Underwriting File	$1.00
558	Base Management Fee Borrower 2024 Reforecast	Underwriting File	$1.00
559	Base Management Fee UW	Underwriting File	$1.00
560	Income Before Fixed Charges 2016	Underwriting File	$1.00
561	Income Before Fixed Charges 2017	Underwriting File	$1.00
562	Income Before Fixed Charges 2018	Underwriting File	$1.00
563	Income Before Fixed Charges 2019	Underwriting File	$1.00
564	Income Before Fixed Charges 2020	Underwriting File	$1.00
565	Income Before Fixed Charges 2021	Underwriting File	$1.00
566	Income Before Fixed Charges 2022	Underwriting File	$1.00
567	Income Before Fixed Charges 2023	Underwriting File	$1.00
568	Income Before Fixed Charges May 2024 TTM	Underwriting File	$1.00
569	Income Before Fixed Charges Borrower 2024 Reforecast	Underwriting File	$1.00
570	Income Before Fixed Charges UW	Underwriting File	$1.00
571	Real Estate Taxes 2016	Underwriting File	$1.00
572	Real Estate Taxes 2017	Underwriting File	$1.00
573	Real Estate Taxes 2018	Underwriting File	$1.00
574	Real Estate Taxes 2019	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	22

BOCA 2024-BOCA	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
575	Real Estate Taxes 2020	Underwriting File	$1.00
576	Real Estate Taxes 2021	Underwriting File	$1.00
577	Real Estate Taxes 2022	Underwriting File	$1.00
578	Real Estate Taxes 2023	Underwriting File	$1.00
579	Real Estate Taxes May 2024 TTM	Underwriting File	$1.00
580	Real Estate Taxes Borrower 2024 Reforecast	Underwriting File	$1.00
581	Real Estate Taxes UW	Underwriting File	$1.00
582	Rent Expense 2016	Underwriting File	$1.00
583	Rent Expense 2017	Underwriting File	$1.00
584	Rent Expense 2018	Underwriting File	$1.00
585	Rent Expense 2019	Underwriting File	$1.00
586	Rent Expense 2020	Underwriting File	$1.00
587	Rent Expense 2021	Underwriting File	$1.00
588	Rent Expense 2022	Underwriting File	$1.00
589	Rent Expense 2023	Underwriting File	$1.00
590	Rent Expense May 2024 TTM	Underwriting File	$1.00
591	Rent Expense Borrower 2024 Reforecast	Underwriting File	$1.00
592	Rent Expense UW	Underwriting File	$1.00
593	Insurance 2016	Underwriting File	$1.00
594	Insurance 2017	Underwriting File	$1.00
595	Insurance 2018	Underwriting File	$1.00
596	Insurance 2019	Underwriting File	$1.00
597	Insurance 2020	Underwriting File	$1.00
598	Insurance 2021	Underwriting File	$1.00
599	Insurance 2022	Underwriting File	$1.00
600	Insurance 2023	Underwriting File	$1.00
601	Insurance May 2024 TTM	Underwriting File	$1.00
602	Insurance Borrower 2024 Reforecast	Underwriting File	$1.00
603	Insurance UW	Underwriting File	$1.00
604	Other Expenses 2016	Underwriting File	$1.00
605	Other Expenses 2017	Underwriting File	$1.00
606	Other Expenses 2018	Underwriting File	$1.00
607	Other Expenses 2019	Underwriting File	$1.00
608	Other Expenses 2020	Underwriting File	$1.00
609	Other Expenses 2021	Underwriting File	$1.00
610	Other Expenses 2022	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	23

BOCA 2024-BOCA	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
611	Other Expenses 2023	Underwriting File	$1.00
612	Other Expenses May 2024 TTM	Underwriting File	$1.00
613	Other Expenses Borrower 2024 Reforecast	Underwriting File	$1.00
614	Other Expenses UW	Underwriting File	$1.00
615	Total Fixed and Other Expenses 2016	Underwriting File	$1.00
616	Total Fixed and Other Expenses 2017	Underwriting File	$1.00
617	Total Fixed and Other Expenses 2018	Underwriting File	$1.00
618	Total Fixed and Other Expenses 2019	Underwriting File	$1.00
619	Total Fixed and Other Expenses 2020	Underwriting File	$1.00
620	Total Fixed and Other Expenses 2021	Underwriting File	$1.00
621	Total Fixed and Other Expenses 2022	Underwriting File	$1.00
622	Total Fixed and Other Expenses 2023	Underwriting File	$1.00
623	Total Fixed and Other Expenses May 2024 TTM	Underwriting File	$1.00
624	Total Fixed and Other Expenses Borrower 2024 Reforecast	Underwriting File	$1.00
625	Total Fixed and Other Expenses UW	Underwriting File	$1.00
626	Net Operating Income 2016	Underwriting File	$1.00
627	Net Operating Income 2017	Underwriting File	$1.00
628	Net Operating Income 2018	Underwriting File	$1.00
629	Net Operating Income 2019	Underwriting File	$1.00
630	Net Operating Income 2020	Underwriting File	$1.00
631	Net Operating Income 2021	Underwriting File	$1.00
632	Net Operating Income 2022	Underwriting File	$1.00
633	Net Operating Income 2023	Underwriting File	$1.00
634	Net Operating Income May 2024 TTM	Underwriting File	$1.00
635	Net Operating Income Borrower 2024 Reforecast	Underwriting File	$1.00
636	Net Operating Income UW	Underwriting File	$1.00
637	FF&E 2016	Underwriting File	$1.00
638	FF&E 2017	Underwriting File	$1.00
639	FF&E 2018	Underwriting File	$1.00
640	FF&E 2019	Underwriting File	$1.00
641	FF&E 2020	Underwriting File	$1.00
642	FF&E 2021	Underwriting File	$1.00
643	FF&E 2022	Underwriting File	$1.00
644	FF&E 2023	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	24

BOCA 2024-BOCA	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
645	FF&E May 2024 TTM	Underwriting File	$1.00
646	FF&E Borrower 2024 Reforecast	Underwriting File	$1.00
647	FF&E UW	Underwriting File	$1.00
648	Net Cash Flow 2016	Underwriting File	$1.00
649	Net Cash Flow 2017	Underwriting File	$1.00
650	Net Cash Flow 2018	Underwriting File	$1.00
651	Net Cash Flow 2019	Underwriting File	$1.00
652	Net Cash Flow 2020	Underwriting File	$1.00
653	Net Cash Flow 2021	Underwriting File	$1.00
654	Net Cash Flow 2022	Underwriting File	$1.00
655	Net Cash Flow 2023	Underwriting File	$1.00
656	Net Cash Flow May 2024 TTM	Underwriting File	$1.00
657	Net Cash Flow Borrower 2024 Reforecast	Underwriting File	$1.00
658	Net Cash Flow UW	Underwriting File	$1.00

* The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	25

BOCA 2024-BOCA	EXHIBIT B
Recalculation Methodology

Exhibit B – Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
21	Mortgage Loan Closing Date Balance per Key	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Total Units.
22	% of Mortgage Loan Closing Date Balance	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) the aggregate Mortgage Loan Closing Date Balance of the Collateral.
23	Mortgage Loan Maturity Date Balance	Set equal to the Mortgage Loan Closing Date Balance.
26	Individual As-Is Appraised Value per Key	Quotient of (i) Individual As-Is Appraised Value and (ii) Total Units.
29	Individual As-Complete Appraised Value per Key	Quotient of (i) Individual As-Complete Appraised Value and (ii) Total Units.
32	Individual As-Stabilized Appraised Value per Key	Quotient of (i) Individual As-Stabilized Appraised Value and (ii) Total Units.
44	Mortgage Loan Interest Rate at Term SOFR Cap	Sum of (i) Term SOFR Cap and (ii) Assumed Mortgage Loan Spread.
49	Monthly Mortgage Loan Debt Service Payment	Quotient of (i) Annual Mortgage Loan Debt Service Payment and (ii) 12.
50	Annual Mortgage Loan Debt Service Payment	Product of (i) Mortgage Loan Closing Date Balance, (ii) sum of (a) Assumed One-month Term SOFR and (b) Assumed Mortgage Loan Spread, and (iii) Interest Calculation (30/360 / Actual/360).
51	Monthly Mortgage Loan Debt Service Payment at Term SOFR Cap	Quotient of (i) Annual Mortgage Loan Debt Service Payment at Term SOFR Cap and (ii) 12.
52	Annual Mortgage Loan Debt Service Payment at Term SOFR Cap	Product of (i) Mortgage Loan Closing Date Balance, (ii) Mortgage Loan Interest Rate at Term SOFR Cap, and (iii) Interest Calculation (30/360 / Actual/360).
55	Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date, to and inclusive of (ii) Closing Date.
56	Original Term to Maturity (Months)	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date through and including (ii) the Initial Maturity Date.
57	Remaining Term to Maturity (Months)	Difference between (i) Original Term to Maturity (Months) and (ii) Seasoning.
60	Original IO Term (Months)	Set equal to the Original Term to Maturity (Months).
61	Remaining IO Term (Months)	Difference between (i) Original IO Term (Months) and (ii) Seasoning.
72	Mortgage Loan Closing Date LTV (Individual As-is Values)	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Individual As-Is Appraised Value.
73	Mortgage Loan Balloon LTV (Individual As-is Values)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) Individual As-Is Appraised Value.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	26

BOCA 2024-BOCA	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
74	Mortgage Loan Closing Date LTV (Individual As-Complete Values)	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Individual As-Complete Appraised Value.
75	Mortgage Loan Balloon LTV (Individual As-Complete Values)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) Individual As-Complete Appraised Value.
76	Mortgage Loan Closing Date LTV (Individual As-Stabilized Values)	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Individual As-Stabilized Appraised Value.
77	Mortgage Loan Balloon LTV (Individual As-Stabilized Values)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) Individual As-Stabilized Appraised Value.
78	Mortgage Loan UW NOI Debt Yield	Quotient of (i) Net Operating Income UW and (ii) Mortgage Loan Closing Date Balance.
79	Mortgage Loan UW NCF Debt Yield	Quotient of (i) Net Cash Flow UW and (ii) Mortgage Loan Closing Date Balance.
80	Mortgage Loan UW NOI DSCR	Quotient of (i) Net Operating Income UW and (ii) Annual Mortgage Loan Debt Service Payment.
81	Mortgage Loan UW NCF DSCR	Quotient of (i) Net Cash Flow UW and (ii) Annual Mortgage Loan Debt Service Payment.
82	Mortgage Loan UW NOI DSCR at Term SOFR Cap	Quotient of (i) Net Operating Income UW and (ii) Annual Mortgage Loan Debt Service Payment at Term SOFR Cap.
83	Mortgage Loan UW NCF DSCR at Term SOFR Cap	Quotient of (i) Net Cash Flow UW and (ii) Annual Mortgage Loan Debt Service Payment at Term SOFR Cap.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	27